INCOME TAX	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
INCOME TAX

NOTE 10:    INCOME TAX

a.	Changes in Israeli corporate tax rates:

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) - 2011 was publicized.  As part of the law, among other things, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) - 2009 and the Income Tax Ordinance (New Version) - 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%. On July 30, 2013, the Israeli Parliament (the Knesset) passed a law which was designated to increase the tax levy in the years 2013 and 2014. Among other things, the law increases the Israeli corporate tax rate from 25% to 26.5% for the year 2014.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2013	2012
	$	$

Operating loss carry forwards	12,041	10,631
Reserves and allowances	691	689

Net deferred tax assets before valuation allowance	12,732	11,320
Valuation allowance	(6,619)	(10,287)

Net deferred tax assets	6,113	1,033

Deferred income taxes consist of the following:
Domestic	6,272	5,632
Valuation allowance	(159)	(4,599)
Net deferred tax assets	6,113	1,033

Foreign	5,769	4,999
Valuation allowance	(5,769)	(4,999)

	-	-

As of December 31, 2013, the Company and its subsidiaries have provided a valuation allowance of $6,619 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Management currently believes that since the Company and its subsidiaries had net profits in 2012 and 2013, the deferred tax assets are likely to be realized in the next four years.

d.	Carryforward tax losses:

SuperCom Ltd. has accumulated losses for tax purposes as of December 31, 2013 of approximately $23,666, which may be carried forward and offset against taxable income in the future for an indefinite period. SuperCom Ltd. also has a capital loss of approximately $15,308, which may be carried forward and offset against capital gains for an indefinite period. Loss carryforwards in Israel are measured in NIS.

As of December 31, 2013, SuperCom's subsidiaries in the United States have estimated total available carryforward tax losses of approximately $14,422. In the U.S., tax losses can be carried forward for 20 years. However, utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. These annual limitations may result in the expiration of net operating losses before utilization. Approximately $3,413 of the carryforward tax losses of the Company's subsidiary in the U.S, is subject to such limitation.

e.	SuperCom Ltd has assessments which are considered as final until the tax year ended December 31, 2008.

SuperCom's subsidiaries in the United States and Israel have not received final assessments since their incorporation.

f.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2013	2012	2011
	$	$	$

Domestic	1,495	3,917	1,359
Foreign	(137)	(106)	(315)

	1,358	3,811	1,044

g.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense (benefit), is as follows:

	Year ended December 31,
	2013	2012	2011
	$	$	$
Income before income tax, as reported in the consolidated statements of operations	1,358	3,811	1,044
Statutory tax rate in Israel	25%	25%	24%

Theoretical tax expense	340	953	251
Carryforward losses for which a full valuation allowance was recorded and other differences for which deferred taxes were not created	(908)	(463)	(253)
Changes in valuation allowance	(3,668)	(1,442)	-
Changes in foreign currency exchange rate	(425)	-	-
Changes in tax rate	(334)	-	-
Others	(113)	(54)	27

Actual income tax expense (benefit)	(5,108)	(1,006)	25